Unit-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Unit-Based Compensation
Unit-Based Compensation

NOTE 9 — Unit-Based Compensation

The 2012 Plan has an aggregate authorized limit of 15% of Series C units outstanding at any given time. The total authorized Series C units were 1,748,264 as of September 30, 2024 and December 31, 2023. As of September 30, 2024 and December 31, 2023, there were 1,584,327 units of Series C membership interests issued and outstanding, respectively.

On June 1, 2023, the Company’s Board of Directors approved the accelerated vesting of 248,260 Plan units to its CEO, Mr. Dolan Falconer, and the 248,260 units were fully vested immediately.

On June 18, 2024, NACS agreed to transfer the ownership of its series B units to TFA which equals to 3% of all outstanding Series B Units of the Company. In connection with this agreement, 349,871 units of series B were transferred from NACS to TFA. As of September 30, 2024, TFA owned 8% of all outstanding Series B Units as a result of the transfer. The Company accounts for unit-based compensation under SAB Topic 5.T. The value of the shares transferred should be reflected as an expense in the company’s financial statements with a corresponding credit to contributed (paid-in) capital. The series B unit was valued at 0.11/unit as of June 30, 2024. The Company subsequently recorded a unit-based compensation in the amount of $38,486 and an increase in additional paid in capital of $38,486.

NOTE 11 — Unit-Based Compensation

The 2012 Plan has an aggregate authorized limit of 15% of Series C units outstanding at any given time. The total authorized Series C units were 1,748,264 and 1,670,724 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were 1,584,327 and 1,336,067 units of Series C membership interests issued and outstanding, respectively.

On June 1, 2023, the Company’s Board of Directors approved the accelerated vesting of 248,260 Plan units to its CEO, Mr. Dolan Falconer, and the 248,260 units were fully vested immediately. No units were awarded under the Plan as of December 31, 2022.

The following table presents a summary regarding Series B units issued as compensation to advisors and vendors:

		Weight-Average
		Grant Date Fair
	Total Units	Value Per Share
Nonvested as of December 31, 2021	—	$—
Granted	353,203	0.01
Vested	(117,624)	0.01
Forfeited	—	—
Nonvested as of December 31, 2022	235,580	$—
Granted	81,142	0.14
Vested	(316,722)	0.04
Forfeited	—	—
Nonvested as of December 31, 2023	—	$—